Basis of preparation of financial statements - Covid-19 and Climate changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule disclosing information related to basis of preparation of financial statements [line items]
Amount pledged and expensed to support COVID-19 relief efforts	$ 44	$ 109
Percentage of expected reduction in emissions released into atmosphere as a direct result of its operations by 2030	33.00%
Percentage of expected electricity consumption from a renewable matrix by 2030	100.00%
Percentage of expected reduction by 2035 of indirect emissions	15.00%
Minimum
Schedule disclosing information related to basis of preparation of financial statements [line items]
Investments announced for implementation of low carbon technologies	$ 4,000
Maximum
Schedule disclosing information related to basis of preparation of financial statements [line items]
Investments announced for implementation of low carbon technologies	$ 6,000